Stock-Based Compensation (Analysis Of Unvested Restricted Stock) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at January	237,150	203,250	117,450
Restricted stock grants	173,553	121,923	115,060
Restricted stock lapses	(78,903)	(80,523)	(29,260)
Unvested restricted stock, Forfeitures	(4,800)	(7,500)
Balance at December	327,000	237,150	203,250
Executives Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at January	237,150	203,250	117,450
Restricted stock grants	167,250	112,500	113,250
Restricted stock lapses	(72,600)	(71,100)	(27,450)
Unvested restricted stock, Forfeitures	(4,800)	(7,500)
Balance at December	327,000	237,150	203,250
Directors Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at January	0	0	0
Restricted stock grants	6,303	9,423	1,810
Restricted stock lapses	(6,303)	(9,423)	(1,810)
Unvested restricted stock, Forfeitures	0	0
Balance at December	0	0	0